Segment information (Details)	6 Months Ended
Jun. 30, 2026 segment
Disclosure of geographical areas [line items]
Number of operating segments	1
United States | Top of range
Disclosure of geographical areas [line items]
Contribution to Group's liabilities, percentage	10.00%
Contribution to Group's net profits (losses), percentage	10.00%
Contribution to Group's assets, percentage	22.20%